LAND LEASE	12 Months Ended
Jan. 03, 2021
LAND LEASE
NOTE 9 - LAND LEASE

The Company is a party to a month-to-month land lease agreement for one of its locations. The net book value of the building located on this land is approximately $38,000. The monthly lease payment is $1,600.